Property, plant & equipment - Changes in carrying value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant & equipment
Additions	€ 30,911	€ 16,282
Acquisition value
Property, plant & equipment
At January 1	199,951	191,410	€ 172,417
Additions	30,911	16,282	24,479
Acquired from business combination	74		217
Disposals	(6,388)	(7,612)	(5,576)
Transfers	(333)	(947)	(217)
Currency Translation	808	817	90
At December 31,	225,024	199,951	191,410
Depreciation
Property, plant & equipment
At January 1	(96,449)	(88,714)	(78,910)
Depreciation charge for the year	(15,373)	(15,081)	(14,940)
Disposals	5,742	7,020	5,101
impairment		(160)
Transfers	333	867
Currency Translation	(227)	(381)	35
At December 31,	(105,974)	(96,449)	(88,714)
Land and buildings
Property, plant & equipment
At January 1	36,169	36,914	37,575
Additions	4,519	4,027
At December 31,	34,986	36,169	36,914
Land and buildings | Acquisition value
Property, plant & equipment
At January 1	48,599	47,959	47,161
Additions	107	142	773
Disposals	(166)		(18)
Transfers	(50)	40	5
Currency Translation	175	458	38
At December 31,	48,666	48,599	47,959
Land and buildings | Depreciation
Property, plant & equipment
At January 1	(12,430)	(11,045)	(9,586)
Depreciation charge for the year	(1,358)	(1,352)	(1,416)
Disposals	139
Currency Translation	(32)	(33)	(43)
At December 31,	(13,681)	(12,430)	(11,045)
Plant and equipment
Property, plant & equipment
At January 1	46,688	41,407	45,095
At December 31,	49,818	46,688	41,407
Plant and equipment | Acquisition value
Property, plant & equipment
At January 1	121,045	105,877	103,268
Additions	4,189	3,850	3,555
Acquired from business combination	38		62
Disposals	(4,312)	(4,299)	(4,227)
Transfers	10,885	15,031	3,167
Currency Translation	561	586	52
At December 31,	132,406	121,045	105,877
Plant and equipment | Depreciation
Property, plant & equipment
At January 1	(74,358)	(64,470)	(58,173)
Depreciation charge for the year	(10,824)	(10,433)	(10,222)
Disposals	3,976	3,996	3,898
impairment		(160)
Transfers	(1,232)	(2,935)
Currency Translation	(150)	(356)	27
At December 31,	(82,588)	(74,358)	(64,470)
Right-of-use assets
Property, plant & equipment
At January 1	8,102	8,420	9,056
At December 31,	7,719	8,102	8,420
Right-of-use assets | Acquisition value
Property, plant & equipment
At January 1	17,764	21,619	20,207
Additions	3,149	3,965	2,871
Acquired from business combination	36		155
Disposals	(1,777)	(3,313)	(1,293)
Transfers	(1,819)	(4,433)	(329)
Currency Translation	71	(74)	8
At December 31,	17,424	17,764	21,619
Right-of-use assets | Depreciation
Property, plant & equipment
At January 1	(9,661)	(13,199)	(11,151)
Depreciation charge for the year	(3,191)	(3,296)	(3,302)
Disposals	1,627	3,024	1,203
Transfers	1,565	3,802
Currency Translation	(45)	8	51
At December 31,	(9,705)	(9,661)	(13,199)
Construction in progress
Property, plant & equipment
At January 1	12,544	15,955	1,781
At December 31,	26,528	12,544	15,955
Construction in progress | Acquisition value
Property, plant & equipment
At January 1	12,543	15,955	1,781
Additions	23,466	8,325	17,280
Disposals	(133)		(38)
Transfers	(9,349)	(11,585)	(3,060)
Currency Translation	1	(153)	(8)
At December 31,	26,528	12,543	15,955
Total property plant and equipment | Total carrying amount
Property, plant & equipment
At January 1	103,503	102,696	93,507
At December 31,	€ 119,050	€ 103,503	€ 102,696